Financial and capital risks management (Foreign exchange risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Presented currency weakened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	¥ (98)	¥ (112)
Presented currency weakened by 5% against foreign currency [member] | Presented currency PKR to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	47
Presented currency strengthened by 5% against foreign currency [member] | Presented currency RMB to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	98	112
Presented currency strengthened by 5% against foreign currency [member] | Presented currency PKR to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	(47)
Presented currency weakened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	(5)	(7)
Presented currency strengthened by 3% against foreign currency [member] | Presented currency RMB to foreign currency EUR [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	5	7
Presented currency weakened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	6	30
Presented currency strengthened by 10% against foreign currency [member] | Presented currency SGD to foreign currency USD [member]
Financial and capital risks management [line items]
Adjusted amount of exchange gain/loss to be further recognised	¥ (6)	¥ (30)